Common Shares (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 30, 2016 USD ($) vote right $ / shares shares	Apr. 30, 2015 shares	Mar. 31, 2016 shares
Equity, Class of Treasury Stock [Line Items]
Number of votes each holder of a common share outstanding is entitled | vote	1
Number of votes per share | vote	10
Number of votes per share after change in beneficial ownership | vote	1
Number of years required to pass after change in beneficial ownership	4 years
Number of share purchase rights | right	1
Minimum percentage of outstanding common shares held by persons or group (or more)	10.00%
Number of shares shareholder can purchase at discounted price	1
Number of common shares issued for each right as part of exchange option	1
Value to redeem per right | $ / shares	$ 0.001
Shares repurchased during period, shares	3,400,000	0
Shares remaining for repurchase	6,600,000
10b5-1 Trading Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, number of shares authorized			2,000,000.0
Shares repurchased during period, shares	2,000,000
Stock repurchased during period | $	$ 437.8